Supplemental information on oil and gas producing activities (unaudited)	12 Months Ended
Dec. 31, 2022
Supplemental information on oil and gas producing activities (unaudited)
Supplemental information on oil and gas producing activities (unaudited)

34.Supplemental information on oil and gas producing activities (unaudited)

The information in this note is referred to as “unaudited” as a means of clarifying that it is not covered by the audit opinion of the independent registered public accounting firm that has audited and reported on the “Consolidated Financial Statements.”

In accordance with the requirements of the United States Securities and Exchange Commission (SEC), Rule 4–10(a) of Regulation S–X, Release 33–8879, Accounting Standards Codification 932 and the ASU– 2010–03 “Oil and Gas reserve Estimation and Disclosures” rule, this section provides supplemental information on oil and gas exploration and producing activities of the Ecopetrol Business Group. The information included in sections (1) to (3) provides historical cost information pertaining to costs incurred in exploration, property acquisitions and development, capitalized costs, and results of operations. The information included in sections (4) and (5) presents information on Ecopetrol’s estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves and changes in estimated discounted future net cash flows.

The following information corresponds to Ecopetrol’s oil and gas producing activities as of December 31, 2022, 2021 and 2020, and includes information related to the Ecopetrol Business Group’s consolidated subsidiaries.

Under the SEC final rule optional disclosure of possible and probable reserves is allowed but, the Ecopetrol Business Group opted not to do so. Ecopetrol estimated its reserves without considering non–traditional resources.

34.1Capitalized costs relating to oil and gas exploration and production activities

	2022	2021	2020
Natural and environmental properties	90,284,366	79,385,151	67,767,005
Wells, equipment, and facilities – property, plant, and equipment	33,568,835	31,730,001	31,166,804
Exploration and production projects	16,451,284	11,474,682	12,494,665
Accumulated depreciation, depletion, and amortization	(79,744,788)	(70,739,885)	(64,233,572)
Net capitalized cost	60,559,697	51,849,949	47,194,902

It includes information of the Exploration and Production segment subsidiaries and joint ventures.

In accordance with IAS 37, costs capitalized to natural and environmental properties include provisions for asset retirement obligations of $1,979,749, $3,930,370, and $3,936,494 during 2022, 2021 and 2020, respectively.

34.2Costs incurred in oil and gas exploration and developed activities

Costs incurred are summarized below and include both amounts expensed and capitalized in the corresponding period.

	2022	2021	2020
Acquisition of proved properties (1)	141,928	—	507,907
Acquisition of unproved properties (2)	339,394	—	1,274,660
Exploration costs	3,322,055	1,793,549	1,340,898
Development costs	16,266,222	11,264,075	7,367,020
	20,069,599	13,057,624	10,490,485
(1)

For 2022, it corresponds to 49% of participation contract in Barnett, acquired by Ecopetrol Permian.

For 2020, it corresponds mainly to the acquisition of the entire participation in the Guajira Association (43% of the association contract) by Hocol and its position as operator.

(2)

During 2022, Ecopetrol Óleo e Gás do Brasil Ltda have acquired and capitalized seven offshore blocks in the Santos Basin. The blocks are operated by Shell, which holds a 70% of participation in the assets, with a 30% of participation held by Ecopetrol Brasil.

During 2020, Ecopetrol Business Group through its subsidiary Ecopetrol Óleo e Gás do Brasil Ltda acquired 30% of the interests, rights and obligations in two areas that correspond to the BM-S-54 Concession Agrement and the Sul de Gato do Mato Shared Production Contract, located offshore in Santos basin of Brazil, in the discovery of hydrocarbons called “Gato do Mato”. Additionally, Ecopetrol Óleo e Gás do Brasil Ltda has recognized the billing related to activities of drilling during the year. On July 17, 2020, the Ministry of Mines and Energy of Brazil authorized the transfer of 10% of the Saturn block for USD$85 million, located in the Santos basin, to Ecopetrol Óleo e Gás do Brasil, this percentage of which Shell Brasil Petróleo Ltda and Chevron Brasil Óleo e Gas Ltda. were equal holders. In the new shareholding structure, Ecopetrol Óleo e Gás do Brasil retains 10% of the interests of the block, while Shell (operator) and Chevron each retain 45% of the total.

34.3Results of operations for oil and gas exploration and production activities

The Ecopetrol Business Group’s results of operations from oil and gas exploration and production activities for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Net revenues
Sales	71,223,307	50,631,272	30,141,662
Transfers	19,797,158	12,617,680	7,025,839
	91,020,465	63,248,952	37,167,501
Production costs(1)	22,152,495	12,554,338	12,753,880
Depreciation, depletion, and amortization(2)	7,138,902	6,623,891	6,393,506
Other production costs(3)	20,741,550	21,156,904	14,005,669
Exploration expenses(4)	1,512,385	960,247	689,204
Other expenses(5)	5,399,726	3,090,128	2,227,481
	56,945,058	44,385,508	36,069,740
Income before income tax expense	34,075,407	18,863,444	1,097,761
Income tax expense	(13,026,271)	(5,652,743)	(233,255)
Results of operations for exploration and production activities	21,049,136	13,210,701	864,506
(1)

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2022, 2021 and 2020 of $333,683, $292,329, and $213,925, respectively.

(2)

In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2022, 2021 and 2020 in depreciation, depletion, and amortization, were $768,466, $887,725, and $639,123, respectively.

(3)	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
(4)	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
(5)	Corresponds to administration, marketing expenses, and impairment.

During 2022, 2021, and 2020, the Ecopetrol Business Group transferred approximately 21.8%, 19.9%, and 18.9%, respectively, of its crude oil and gas production; (percentages based on the value sales in Colombian pesos) to intercompany business units. Those transfers were 50.4%, 52.1% and 45.9%, respectively, of crude oil and gas production volume (including Refinería de Cartagena).

The intercompany transfers were realized at market prices.

34.4Reserve information

The Ecopetrol Business Group follows international standards for estimating, classifying, and reporting reserves framed under SEC definitions. Corporate Reserve Management of Ecopetrol Business Group, Upstream Management and the Vice-Presidency of Development and Production, present the reserves balance to the Board of Directors, which approved it in February 2023.

The reserves were estimated at a level of 99.8% by specialized firms: DeGolyer and MacNaughton, Ryder Scott Company, Gaffney Cline, and Sproule International Limited. According to these certifications the reserves report complies with the content and guidelines set forth in Rule 4–10 of Regulation S–X issued by the United States SEC.

The following information relates to the net proven reserves owned by the Ecopetrol Business Group in 2022, 2021 and 2020, and corresponds to the official reserves statements prepared by the Ecopetrol Business Group:

	2022			2021			2020
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance	1,449	3,151	2,002	1,257	2,921	1,770	1,384	2,906	1,894
Revisions of previous estimates (1)	81	(104)	63	240	431	315	(81)	51	(72)
Improved recovery	77	21	81	120	107	139	100	74	113
Purchases	39	50	48	—	—	—	—	171	30
Extensions and discoveries	52	33	57	12	—	12	41	8	42
Sales	—	—	—	(3)	(4)	(3)	(1)	—	(1)
Production	(183)	(323)	(240)	(177)	(304)	(231)	(186)	(289)	(236)
Closing balance	1,515	2,828	2,011	1,449	3,151	2,002	1,257	2,921	1,770
Proved developed reserves:
Opening balance	921	2,561	1,370	834	2,636	1,297	898	2,662	1,365
Closing balance	995	2,174	1,376	921	2,561	1,370	834	2,636	1,297
Proved undeveloped reserves:
Opening balance	528	590	632	423	285	473	486	244	529
Closing balance	520	654	635	528	590	632	423	285	473

Some values were rounded for presentation purposes.

Mbls = Million barrels

Gpc: Giga cubic feet

Mbe = Million barrels of oil equivalent

(1)

Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.

For additional information about the changes in Proved Reserves and the process for estimating reserves, see section 3.1 – Oil and Gas Reserves.

34.5Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows related to the above proved crude oil and natural gas reserves is calculated in accordance with the requirements of ASU 2010–03. Estimated future cash inflows from production under SEC requirements are computed by applying unweighted arithmetic average of the first day–of–the–month for oil and gas price to year–end quantities of estimated net proved reserves, with cost factors based on those at the end of each year, currently enacted tax rates and a 10% annual discount factor. In our view, the information so calculated does not provide a reliable measure of future cash flows from proved reserves, nor does it permit a realistic comparison to be made of one entity with another because the assumptions used cannot reflect the varying circumstances within each entity. In addition, a substantial but unknown proportion of future real cash flows from oil and gas production activities is expected to derive from reserves which have already been discovered, but which cannot yet be regarded as proved.

	2022	2021	2020
Future cash inflows	685,716,359	401,980,640	187,210,379
Future costs
Production (1)	(182,522,131)	(129,109,036)	(85,989,384)
Development	(58,332,264)	(38,451,863)	(28,752,131)
Income taxes	(201,912,509)	(69,053,224)	(13,470,352)
Future net cash flow	242,949,455	165,366,517	58,998,512
10% discount factor	(86,340,334)	(57,009,654)	(18,568,308)
Standardized measure of discounted net cash flows	156,609,121	108,356,863	40,430,204
(1)

Production future costs include the estimated costs related to assets retirement obligations in the amount of $23,234,408; $17,364,520, and $12,545,574 as of December 31, 2022, 2021, and 2020, respectively.

The following are the principal sources of change in the standardized measure of discounted net cash flows in 2022, 2021 and 2020:

	2022	2021	2020
Net change in sales and transfer prices and in production cost (lifting) related to future production	158,798,134	110,224,660	(44,482,725)
Changes in estimated future development costs	(52,166,780)	(22,011,659)	(5,401,560)
Sales and transfer of oil and gas produced net of production costs	(68,867,970)	(50,694,613)	(24,413,621)
Net change due to extensions, discoveries, and improved recovery	9,993,781	6,741,068	3,134,469
Net change due to purchase and sales of minerals in place	1,767,856	(13,419)	570,460
Net change due to revisions in quantity estimates	10,807,453	32,923,680	(3,414,649)
Previously estimated development costs incurred during the period	69,458,458	32,941,335	7,943,239
Accretion of discount	15,360,418	10,468,951	10,468,951
Timing and other	(11,990,359)	(16,636,925)	567,027
Net change in income taxes	(84,908,732)	(36,016,420)	16,073,288
Aggregate change in the standardized measure of discounted future net cash flows for the year	48,252,259	67,926,658	(38,955,121)